Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Schedule of key terms and conditions related to the grants under the Group’s stock plan

The summary of the outstanding share-based payment arrangements is presented below:

Grant date	Number of instruments	Settlement	Stock incentive plan	Contractual life of options (years)
2020	3,940,478	Equity	SOP	6.8
2020	69,774	Cash	SOP	6.8
2021	890,436	Equity	SOP	5.0
2021	12,130	Cash	SOP	5.0
2022	441,838	Equity	SOP	5.0
2022	93,896	Equity	ISO	6.0
2022	49,279	Equity	RSU	4.0
2022	1,399,998	Equity	RSU	4.0
2022	13,101	Cash	SOP	5.0
2023	89,432	Equity	SOP	4.0
2023	265,167	Equity	RSU	4.0
2023	6,719	Equity	Matching	2.0
2024	458,594	Equity	SOP	4.0
2024	804,861	Equity	RSU	4.0
2024	447,100	Equity	ISO	4.0
2024	17,267	Cash	SOP	4.0
2024	15,480	Cash	RSU	3.0
2025	447,166	Equity	SOP	4.0
2025	353,705	Equity	ISO	4.0
2025	847,662	Equity	RSU	4.0
2025	65,000	Equity	ISO	3.0
2025	13,656	Cash	SOP	4.0
2025	12,127	Cash	RSU	4.0

Rollforward of outstanding share-based payments arrangements

16.7 Rollforward of outstanding share-based payments arrangements

	SOP		SOP		ISO		RSU		RSU		Matching
	Equity-settled		Cash-settled		Equity-settled		Equity-settled		Cash-settled		Equity-settled
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options
Outstanding at January 1st	3,847,213	4,069,844	106,589	92,322	484,055	93,896	1,386,242	1,209,759	15,480	-	6,173	6,719
Forfeited during the year	(280,435)	(405,998)	-	-	(63,248)	(45,941)	(345,352)	(206,439)	-	-	(283)	(546)
Exercised during the year	(551,456)	(312,631)	-	(3,000)	(33,319)	(11,000)	(402,699)	(421,939)	(4,550)		(5,890)	-
Granted during the year	447,166	495,998	13,656	17,267	418,705	447,100	847,662	804,861	14,854	15,480	-	-
Outstanding at Dec 31st	3,462,488	3,847,213	120,245	106,589	806,193	484,055	1,485,853	1,386,242	25,784	15,480	-	6,173
Exercisable at Dec 31st	2,152,485	1,999,336	59,467	52,529	168,931	38,211	-	-	-	-	-	-

Equity-settled share-based payment arrangement
Share-based compensation
Schedule of inputs used in the measurement of the fair value at grant date

16.5 Fair value of equity-settled share-based payment arrangements

Grant date	Stock Incentive Plan	Plan	Program	Currency	Fair value at grant date	Share price at grant date	Exercise price (weighted average)	Expected volatility (weighted average) %	Expected life (weighted average) (years)	Expected dividends %	Interest Rate %
2020	SOP	1st	1	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2020	SOP	1st	2	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2021	SOP	1st	3	R$	0.32	3.81	3.49	27.73	5	5.05	5.31
2021	SOP	1st	4	R$	0.33	3.81	3.49	27.73	5	5.05	5.31
2022	SOP	2nd	1	US$	0.18 - 2.42	5.57	4.10 - 16.75	31.71	5	n/a	3.73
2022	ISO	1st	1	US$	0.44 - 1.54	6.30 - 9.39	6.30 - 16.75	27.44 – 31.71	6	n/a	3.83 - 4.69
2022	RSU	1st	1	US$	8.29 - 9.39	n/a	n/a	n/a	4	n/a	n/a
2023	SOP	2nd	2	US$	1.40 - 4.00	4.79 - 6.30	4.10 - 5.81	32.69	4	n/a	3.61 - 4.69
2023	Matching	1st	1	US$	5.04	n/a	n/a	n/a	2	n/a	n/a
2024	SOP	2nd	3	US$	2.15	4.77	3.95	53.89	4	n/a	6.37
2024	ISO	1st	2	US$	2.42	4.77	3.95	53.98	4	n/a	6.72
2024	RSU	1st	2	US$	4.77	n/a	n/a	n/a	3	n/a	n/a
2025	SOP	2nd	2	US$	1.41	5.88	6.08	17.79	3	n/a	7.68
2025	ISO	1st	2	US$	1.52	5.88	5.88	17.79	3	n/a	7.68
2025	RSU	1st	2	US$	5.88	n/a	n/a	n/a	4	n/a	n/a
2025	ISO	Retention Plan	n/a	US$	1.84	4.77	4.77	48.40%	3	n/a	3.50

Cash-settled share-based payment arrangement
Share-based compensation
Schedule of inputs used in the measurement of the fair value at grant date

16.6 Fair value of cash-settled share-based payment arrangements

	Stock Options
	Grant date April 1, 2020	Measurement date December 31, 2025	Grant date April 1, 2021	Measurement date December 31, 2025	Grant date October 1, 2022	Measurement date December 31, 2025	Grant date June 8, 2024	Measurement date December 31, 2025	Grant date June 10, 2025	Measurement date December 31, 2025
Fair value	1.00	2.79	0.33	2.84	3.31	1.09	2.46	1.07	1.52	0.01
Share price	3.22	4.54	2.97	4.54	6.64	4.54	5.00	4.54	5.88	4.54
Exercise price	1.96	1.77	3.49	1.75	4.10	4.10	3.95	3.95	6.08	6.08
Expected volatility (weighted average) %	27.73	32.86	27.73	32.86	31.71	34.46	59.67	25.51	17.79	5.65
Expected life (weighted average) (years)	6.8	3	5	3	5	3	4	3	3	3
Expected dividends %	5.05	-	5.05	-	-	-	-	-	-	-
Risk-free interest rate %	3.11	2.47	2.66	2.84	3.8	1.02	4.92	6.97	7.68	7.31

	Restricted stock units
	Grant date June 8, 2024	Measurement date December 31, 2025	Grant date June 10, 2025	Measurement date December 31, 2025
Fair value	4.77	6.19	5.88	4.54
Expected life (weighted average) (years)	3	3	4	4